Fair Value Measurements - Summary Of Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation (Detail) - Derivative Financial Instruments, Liabilities [Member] - Warrant [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	¥ 108,160		¥ 161,462
Fair value change	44,457		(11,450)
Foreign exchange translation	536		(8,807)
Ending balance	0	$ 0	108,160
Eat Together Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise of EatTogether Warrant	¥ (153,153)		¥ (33,045)